Legal proceedings and contingent liabilities	6 Months Ended
Jun. 30, 2026
Legal proceedings and contingent liabilities
Legal proceedings and contingent liabilities

Note 5:  Legal proceedings and contingent liabilities

AstraZeneca is involved in various legal proceedings considered typical to its business, including litigation and investigations, including Government investigations, relating to product liability, commercial disputes, infringement of intellectual property (IP) rights, the validity of certain patents, anti-trust law and sales and marketing practices. The matters discussed below constitute the more significant developments since publication of the disclosures concerning legal proceedings in the Company's Annual Report and Form 20-F Information 2025. (the Disclosures). Information about the nature and facts of the cases is disclosed in accordance with IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’.

As discussed in the Disclosures, the majority of claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal, or where a loss is probable and we are able to make a reasonable estimate of the loss, AstraZeneca records the loss absorbed or makes a provision for its best estimate of the expected loss. The position could change over time and the estimates that the Company made, and upon which the Company have relied in calculating these provisions are inherently imprecise. There can, therefore, be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions that have been booked in the accounts. The major factors causing this uncertainty are described more fully in the Disclosures and herein.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Matters disclosed in respect of the second quarter of 2026 and up to and including 26 July 2026

Patent litigation
Legal proceedings brought against AstraZeneca
Forxiga patent proceedings, Europe Considered to be a contingent liability
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In France, Biogaran SAS has challenged the validity of one of AstraZeneca's patents covering Forxiga. Trial is scheduled for June 2027.
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In Portugal, multiple generic companies have challenged the validity of one of AstraZeneca's patents covering Forxiga. One patent validity trial concluded in July 2026. The court has reserved judgment.
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In February 2026, the Polish Patent Office invalidated one of AstraZeneca's patents covering Forxiga. AstraZeneca is appealing that decision.

Tagrisso patent proceedings, US Considered to be a contingent liability
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In September 2021, Puma Biotechnology, Inc. (Puma) and Wyeth LLC (Wyeth) filed a patent infringement lawsuit in the US District Court for the District of Delaware (District Court) against AstraZeneca relating to Tagrisso. In March 2024, the District Court dismissed Puma.
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The jury trial, with Wyeth as the plaintiff, took place in May 2024. The jury found Wyeth’s patents infringed and awarded Wyeth $107.5m in past damages. The jury also found that the infringement was not wilful.
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In proceedings following the jury award, the District Court rejected AstraZeneca’s indefiniteness and equitable defences but granted judgment as a matter of law in favour of AstraZeneca on the grounds that the patents were invalid for lack of written description and enablement.
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In July 2026, the US Court of Appeals for the Federal Circuit affirmed the District Court’s decision that the patents were invalid.

Legal proceedings brought by AstraZeneca
Forxiga patent proceedings, Australia
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In December 2025, in the Federal Court of Australia, AstraZeneca initiated patent infringement litigation against Pharmacor Pty Limited (Pharmacor) in reference to one of the patents covering Forxiga.
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In March 2026, AstraZeneca obtained a preliminary injunction against the launch of Pharmacor's dapagliflozin product.
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Trial is scheduled for October 2026.

Lynparza patent proceedings, Canada
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In July 2025, AstraZeneca was served with a Notice of Allegation from Cipla Ltd. challenging a patent relating to Lynparza. AstraZeneca commenced an action in response in August 2025. Trial is scheduled to begin in April 2027.
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In August 2025, AstraZeneca was served with a Notice of Allegation from Natco Pharma (Canada) Inc. challenging a patent relating to Lynparza. AstraZeneca commenced an action in response in October 2025. A summary trial related to infringement is scheduled for October 2026 and a trial on other matters is scheduled to begin in June 2027.
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In November 2025, AstraZeneca was served with a Notice of Allegation from Zydus Lifesciences Limited challenging a patent relating to Lynparza. AstraZeneca commenced an action in response in December 2025. No trial date has been set.

Tagrisso patent proceedings, UK
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In March 2026, AstraZeneca initiated a patent infringement action in the UK High Court against Hansoh Pharmaceutical Group Company Limited, Jiangsu Hansoh Pharmaceutical Group Co., Ltd., and relevant vendors relating to its prospective commercialisation of aumolertinib. Trial is scheduled for June 2027.
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In May 2026, AstraZeneca filed separate legal actions in the UK High Court and the General Court of the European Union challenging determinations by the Medicines and Healthcare products Regulatory Agency and the European Medicines Agency to grant marketing authorisations for aumolertinib. No trial date has been set.

Tagrisso patent proceedings, Russia
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In August 2023, AstraZeneca filed lawsuits in the Arbitration Court of the Moscow region (Court) against the Russian Ministry of Health (MOH) and Axelpharm LLC (Axelpharm) for improper use of AstraZeneca information in the authorisation of a generic version of Tagrisso. The suit against the MOH was dismissed in July 2024, after two appeals. The case against Axelpharm was dismissed in September 2024, and a subsequent appeal by AstraZeneca was also dismissed.
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In November 2023, Axelpharm sought a compulsory licence under a patent related to Tagrisso; the action remains pending. The Axelpharm patent on which the compulsory licensing action was based was held invalid by the Russian Patent and Trademark Office (PTO) in August 2024, following a challenge by AstraZeneca. The PTO’s decision was upheld in June 2025, following an appeal by Axelpharm. At a further appeal hearing in November 2025, the Intellectual Property Court Presidium reversed earlier decisions and held Axelpharm’s patent valid. The Supreme Court rejected appeals by AstraZeneca and the PTO against this decision in February 2026. AstraZeneca filed a new invalidity claim against Axelpharm’s patent in May 2026.
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In July 2024, AstraZeneca filed a patent infringement claim against Axelpharm in relation to a generic version of Tagrisso. The action was stayed by the Court pending resolution of the compulsory licensing action. In July 2026, AstraZeneca filed a patent infringement claim against OncoTarget LLC (OncoTarget) in relation to the manufacture of a generic version of Tagrisso.
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In August 2024, after AstraZeneca filed a complaint, the Federal Anti-Monopoly Service of Russia (FAS) initiated a case against Axelpharm and OncoTarget. In November 2024, the FAS found Axelpharm (but not OncoTarget) to have committed unfair competition. In June 2025, the finding against Axelpharm was reversed on appeal. In December 2025, on appeal by AstraZeneca, the appellate decision was affirmed. AstraZeneca filed a further appeal, and in April 2026, the Intellectual Property Court restored the FAS’s finding of unfair competition and prohibited Axelpharm from selling the generic drug.

Product liability litigation
Legal proceedings brought against AstraZeneca
Farxiga and Xigduo XR, US Considered to be a contingent liability
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AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including Fournier’s Gangrene and necrotising fasciitis, from treatment with Farxiga and/or Xigduo XR.

● The parties have an agreement in principle to resolve all cases for an immaterial amount.

Commercial litigation
Legal proceedings brought against AstraZeneca
Amyndas Trade Secrets Litigation, US Matter Concluded
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AstraZeneca has been defending a matter filed by Amyndas Pharmaceuticals Member P.C. and Amyndas Pharmaceuticals, LLC (collectively Amyndas), in Massachusetts federal court alleging trade secret misappropriation and breach of contract claims against AstraZeneca and Zealand Pharma U.S. Inc. related to Amyndas’ C3 inhibitor candidate.
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In March 2026, the court granted AstraZeneca’s motion for partial summary judgment.
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In June 2026, Amyndas agreed to dismiss with prejudice its remaining claims and waive its appeal rights.
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This matter has concluded.

Barone Privacy Litigation, US Matter Concluded
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In March 2026, a putative class action complaint against AstraZeneca and others was filed in Illinois federal court. The complaint alleges that AstraZeneca and others unlawfully used patient genetic information.
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In June 2026, plaintiffs filed a Consolidated Class Action Complaint not naming AstraZeneca as a defendant.
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This matter has concluded.

Definiens, Germany Matter Concluded
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In July 2020, AstraZeneca received a notice of arbitration filed with the German Institution of Arbitration from the sellers of Definiens AG (Sellers) regarding the 2014 share purchase agreement (SPA) between AstraZeneca and the Sellers. The Sellers claim that they are owed approximately $140m in earn-outs under the SPA. In December 2023, after an arbitration hearing, the arbitration panel made a final award of $46m in favour of the Sellers.
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That award was annulled on appeal.
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In April 2026, the parties agreed to a settlement for an immaterial amount.
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This matter has concluded.

Syntimmune Milestone Litigation, US Considered to be a contingent liability
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In connection with AstraZeneca's acquisition of Syntimmune, Inc. (Syntimmune) in December 2020, AstraZeneca was served with a lawsuit filed by the stockholders’ representative for Syntimmune in Delaware State Court (Court) that alleged, among other things, breaches of the 2018 merger agreement (Merger Agreement).
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The stockholders’ representative alleges that AstraZeneca failed to meet its obligations under the Merger Agreement to use commercially reasonable efforts to achieve the milestones. AstraZeneca also filed a claim for breach of the representations in the Merger Agreement.
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A trial was held in July 2023.
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In September 2024, the Court issued a partial decision, concluding that the first milestone in the amount of $130m was achieved, and that AstraZeneca had breached its contractual obligation to use commercially reasonable efforts to achieve the milestones.
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In June 2025, the Court issued a further partial decision awarding an additional $181m in damages on its September 2024 breach determination.
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In May 2026, the Court issued a further decision awarding AstraZeneca $11.1m in damages for sellers' breach of a material representation in the Merger Agreement regarding manufacturing of drug substance and product supply.
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AstraZeneca intends to appeal the Court's adverse decisions.

University of Sheffield Contract Dispute, UK Matter Concluded
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In June 2024, AstraZeneca was served with a lawsuit filed by the University of Sheffield (Sheffield). In its complaint, Sheffield alleges that AstraZeneca made misrepresentations to induce Sheffield to amend a patent license agreement relating to Lynparza.
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In May 2026, AstraZeneca entered into a global settlement agreement with Sheffield that resolves all disputes between the parties relating to this litigation in exchange for payment by AstraZeneca of $220m.
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This matter has concluded.

Legal proceedings brought by AstraZeneca
Beyfortus Arbitration, US Considered to be a contingent asset and contingent liability	● In June 2026, AstraZeneca commenced an arbitration proceeding before the International Chamber of Commerce against Sanofi Pasteur Inc. (Sanofi) in relation to a collaboration agreement concerning the development and commercialisation of Beyfortus.  The arbitration relates to alleged non-performance of certain obligations under the collaboration agreement.
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Sanofi has filed counterclaims in relation to AstraZeneca’s obligations under the same agreement.

PARP Inhibitor Royalty Dispute, UK Matter Concluded
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In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc (GSK)) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product, niraparib.
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In May 2021, AstraZeneca filed a lawsuit against GSK in the Commercial Court of England and Wales (Trial Court) alleging that GSK had failed to pay all of the royalties due on niraparib sales under the license agreements.
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In April 2023, after trial, the Trial Court issued a decision in AstraZeneca’s favour.
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In February 2024, the Court of Appeal reversed the decision.
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In March 2024, AstraZeneca filed a request for permission to appeal with the Supreme Court of the United Kingdom. In May 2024, the Supreme Court denied permission to appeal.
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In July 2026, the parties agreed to settle the matter.
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This matter has concluded.

Government investigations and proceedings
Legal proceedings brought against AstraZeneca
Texas Qui Tam, US Matter concluded
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In December 2022, AstraZeneca was served with an unsealed civil lawsuit brought by qui tam relators on behalf of the State of Texas in Texas State Court in Harrison County, which alleges that AstraZeneca engaged in unlawful marketing practices.
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In November 2025, the case was transferred to the Texas State Court in Travis County.
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In November 2025, the State of Texas intervened in the matter.
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In June 2026, the case settled for an immaterial amount.
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This matter has concluded.

Legal proceedings brought by AstraZeneca
340B State Litigation, US Considered to be a contingent asset
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AstraZeneca has filed lawsuits against Arkansas, Colorado, Hawaii, Kansas, Louisiana, Maine, Maryland, Minnesota, Mississippi, Missouri, Nebraska, New Mexico, North Dakota, Oklahoma, Oregon, Rhode Island, South Dakota, Tennessee, Utah, Vermont, Washington, and West Virginia challenging the constitutionality of each state’s 340B statute.
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AstraZeneca has ongoing enforcement actions in Arkansas and Louisiana for alleged non-compliance with each state's 340B statute.
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The US Court of Appeals for the Fifth Circuit affirmed summary judgment in favour of Louisiana in February 2026. AstraZeneca petition for rehearing was denied in July 2026.

Farxiga Inflation Reduction Act Litigation, US Matter concluded
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In August 2023, AstraZeneca filed a lawsuit in the Delaware federal court against the US Department of Health and Human Services (HHS) challenging aspects of the drug price negotiation provisions of the Inflation Reduction Act and the implementing guidance and regulations. In March 2024, the District Court granted HHS’ motions and dismissed AstraZeneca’s lawsuit.
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In May 2025, the US Court of Appeals for the Third Circuit affirmed the District Court's dismissal of AstraZeneca's challenge.
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In September 2025, AstraZeneca sought review by the US Supreme Court.
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In May 2026, the US Supreme Court denied AstraZeneca's request for review.
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This matter is now concluded.

Other
Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Matters disclosed in respect of the first quarter of 2026 and up to and including 28 April 2026, for which no updates disclosed in respect of the second quarter of 2026 and up to and including 26 July 2026

Patent litigation

Legal proceedings brought against AstraZeneca

Enhertu patent proceedings, US Matter concluded
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In October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited (Daiichi Sankyo) in the US District Court for the Eastern District of Texas (District Court) alleging that Enhertu infringes a Seagen patent. AstraZeneca co-commercialises Enhertu with Daiichi Sankyo in the US. After trial in April 2022, the jury found that the patent was infringed and awarded Seagen $41.82m in past damages. In July 2022, the District Court entered final judgment and declined to enhance damages on the basis of wilfulness. In October 2023, the District Court entered an amended final judgment that requires Daiichi Sankyo to pay Seagen a royalty of 8% on US sales of Enhertu from 1 April 2022 through to 4 November 2024, in addition to the past damages previously awarded by the District Court. AstraZeneca and Daiichi Sankyo appealed the District Court’s decision.
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In December 2020 and January 2021, AstraZeneca and Daiichi Sankyo filed post-grant review (PGR) petitions with the US Patent and Trademark Office (USPTO) alleging, among other things, that the Seagen patent is invalid for lack of written description and enablement. The USPTO initially declined to institute the PGRs, but, in April 2022, the USPTO granted the rehearing requests and instituted both PGR petitions. Seagen subsequently disclaimed all patent claims at issue in one of the PGR proceedings. In July 2022, the USPTO reversed its institution decision and declined to institute the other PGR petition. AstraZeneca and Daiichi Sankyo requested reconsideration of the decision not to institute review of the patent. In February 2023, the USPTO reinstituted the PGR proceeding. In February 2024, the USPTO issued a decision that the claims were unpatentable. Seagen appealed this decision; the USPTO intervened in the appeal.
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In December 2025, the US Court of Appeals for the Federal Circuit issued decisions in both the District Court and PGR appeals finding that Seagen's patent is invalid and vacating the District Court’s prior infringement judgment and damages award. The deadline for filing an appeal has expired.
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This matter has concluded.

Legal proceedings brought by AstraZeneca

Lynparza patent proceedings, US
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AstraZeneca received a Paragraph IV notice relating to Lynparza patents from Natco Pharma Limited (Natco) in December 2022, Sandoz Inc. (Sandoz) in December 2023, Cipla USA, Inc. and Cipla Limited (collectively, Cipla) in May 2024, and Zydus Pharmaceuticals (USA) Inc. (Zydus) in November 2024.
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In response to these Paragraph IV notices, AstraZeneca, MSD International Business GmbH, and the University of Sheffield initiated ANDA litigations against Natco, Sandoz, Cipla, and Zydus in the US District Court for the District of New Jersey. In the complaints, AstraZeneca alleged that the defendants’ generic versions of Lynparza, if approved and marketed, would infringe AstraZeneca’s patents.
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In April 2026, AstraZeneca entered into a settlement agreement with Sandoz resolving all US patent litigation with Sandoz relating to Lynparza.
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No trial date has been scheduled for trial with the remaining defendants.

Commercial litigation

Legal proceedings brought against AstraZeneca

340B Antitrust Litigation, US Considered to be a contingent liability
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In September 2021, AstraZeneca was served with a class-action antitrust complaint filed in the US District Court for the Western District of New York (District Court) by Mosaic Health, Inc. alleging a conspiracy to restrict access to 340B discounts in the diabetes market through contract pharmacies. In September 2022, the District Court granted AstraZeneca’s motion to dismiss the complaint. In February 2024, the District Court denied plaintiffs’ request to file an amended complaint and entered an order closing the matter. In March 2024, plaintiffs filed an appeal.
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In August 2025, the US Court of Appeals for the Second Circuit decided in the plaintiffs' favour, ordering the District Court to accept the amended complaint.
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In March 2026, AstraZeneca sought further review by the US Supreme Court.

Government investigations and proceedings

Legal proceedings brought against AstraZeneca

340B Qui Tam, US Considered to be a contingent liability
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In July 2023, AstraZeneca was served with an unsealed civil lawsuit brought by a qui tam relator on behalf of the United States, several states, and the District of Columbia in the US District Court for the Central District of California (District Court). The complaint alleges that AstraZeneca violated the US False Claims Act and state law analogues. In March 2024, the District Court granted AstraZeneca’s motion to dismiss the First Amended Complaint without leave to amend.
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In March 2026, the Ninth Circuit reversed the District Court's dismissal and remanded.